Award Timing Disclosure	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Mar. 10, 2024 USD ($) shares $ / shares
Awards Close in Time to MNPI Disclosures [Table]
Award Timing MNPI Disclosure

The Compensation and Talent Committee generally approves the target value of annual equity awards for the Company’s executive officers, including each of the Named Executive Officers, at its regularly scheduled meeting in late January or early February of each year, with a grant date to be effective on March 10th, which is generally following the filing of our Annual Report on Form 10-K for the prior year. Annual equity awards to other company employees are typically approved by our CEO with a grant date of March 10th as well. Additionally, employees may enroll to purchase shares of the Company’s common stock under the terms of the Gilead Sciences, Inc. Employee Stock Purchase Plan, with purchase dates generally in February and August of each year. In special circumstances, including the hiring or promotion of an individual or where the Committee or its authorized delegate determines it is in the best interest of the Company, the Committee or its delegate may approve grants throughout the year, with such grants effective on the 10th day of each calendar month or at other times determined to be appropriate. The Company may change these practices in the future. The Company does not time the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation.

Consistent with the above-described practice, on March 10, 2024, the Committee granted our Named Executive Officers annual equity awards including stock options, restricted stock units and performance shares. This pre-approved grant was made four days before the Company filed a Form 8-K disclosing that Kevin E. Lofton had notified the Board of his decision to retire from the Board, effective as of the conclusion of his term at Gilead’s next annual meeting of stockholders held on May 8, 2024.

Due to this Form 8-K event, as required by SEC rules, the table below sets forth certain information about the annual stock option grants made to our Named Executive Officers.

Name	Grant Date	Number of Securities Underlying the Award	Exercise Price of the Award ($/Sh)	Grant Date Fair Value of the Award	Percentage Change in the Closing Market
Price of the Securities Underlying the
Award Between the Trading Day Ending
Immediately Prior to the Disclosure of
Material Nonpublic Information and the
Trading Day Beginning Immediately
Following the Disclosure of Material
					Nonpublic Information(1)
Daniel P. O’Day	March 10, 2024	279,130	$75.12	$4,125,011	(2.96)%
Andrew D. Dickinson	March 10, 2024	87,970	$75.12	$1,300,029	(2.96)%
Johanna Mercier	March 10, 2024	87,970	$75.12	$1,300,029	(2.96)%
Merdad V. Parsey, M.D., Ph.D.	March 10, 2024	89,660	$75.12	$1,325,004	(2.96)%
Deborah H. Telman	March 10, 2024	54,980	$75.12	$812,500	(2.96)%
(1)	Reflects the percentage change in the closing market price of our common stock between the trading day ending immediately prior to the Form 8-K filing ($75.94 on March 13, 2024) and the trading day beginning immediately following the disclosure of material nonpublic information ($73.69 on March 15, 2024).

Award Timing Method	The Compensation and Talent Committee generally approves the target value of annual equity awards for the Company’s executive officers, including each of the Named Executive Officers, at its regularly scheduled meeting in late January or early February of each year, with a grant date to be effective on March 10th, which is generally following the filing of our Annual Report on Form 10-K for the prior year. Annual equity awards to other company employees are typically approved by our CEO with a grant date of March 10th as well. Additionally, employees may enroll to purchase shares of the Company’s common stock under the terms of the Gilead Sciences, Inc. Employee Stock Purchase Plan, with purchase dates generally in February and August of each year. In special circumstances, including the hiring or promotion of an individual or where the Committee or its authorized delegate determines it is in the best interest of the Company, the Committee or its delegate may approve grants throughout the year, with such grants effective on the 10th day of each calendar month or at other times determined to be appropriate. The Company may change these practices in the future. The Company does not time the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation.
Award Timing Predetermined	true
Award Timing, How MNPI Considered	The Company does not time the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation.
MNPI Disclosure Timed for Compensation Value	false
Disclosure - Award Timing Disclosure
Name	Grant Date	Number of Securities Underlying the Award	Exercise Price of the Award ($/Sh)	Grant Date Fair Value of the Award	Percentage Change in the Closing Market
Price of the Securities Underlying the
Award Between the Trading Day Ending
Immediately Prior to the Disclosure of
Material Nonpublic Information and the
Trading Day Beginning Immediately
Following the Disclosure of Material
					Nonpublic Information(1)
Daniel P. O’Day	March 10, 2024	279,130	$75.12	$4,125,011	(2.96)%
Andrew D. Dickinson	March 10, 2024	87,970	$75.12	$1,300,029	(2.96)%
Johanna Mercier	March 10, 2024	87,970	$75.12	$1,300,029	(2.96)%
Merdad V. Parsey, M.D., Ph.D.	March 10, 2024	89,660	$75.12	$1,325,004	(2.96)%
Deborah H. Telman	March 10, 2024	54,980	$75.12	$812,500	(2.96)%

Adjustment To PEO Compensation, Footnote [Text Block]

(2)	The dollar amounts reported represent the amount of “compensation actually paid”, as computed in accordance with SEC rules, for Mr. O’Day. The dollar amounts do not reflect the actual amount of compensation earned by or paid during the applicable year. In accordance with SEC rules, the following adjustments were made to total compensation to determine the compensation actually paid:

Year	Summary Compensation Table Total for Mr. O’Day	Less: Summary Compensation Table Reported Value of Equity Awards(a)	Plus: Equity Award Adjustments(b)	Equals: Compensation Actually Paid to Mr. O’Day
2024	$23,689,392	$16,551,827	$37,647,814	$44,785,379
2023	$22,607,690	$15,615,056	$8,491,149	$15,483,783
2022	$21,621,253	$14,353,915	$47,697,917	$54,965,255
2021	$19,229,466	$13,139,064	$25,394,946	$31,485,348
2020	$18,998,095	$11,513,097	$8,632,324	$16,117,322
(a)	Represents the aggregate grant-date fair value of equity awards as reported in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for the applicable year.
(b)	The equity award adjustments for each applicable year were as set forth in the table below. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant. The amounts deducted or added in calculating the equity award adjustments are as follows:

Year	Year End Fair Value of Equity Awards Granted during the Year	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested during the Year	Value of Dividend Equivalents Accrued or Other Earnings Paid on Stock Awards Not Otherwise Reflected in Fair Value	Total Equity Award Adjustments
2024	$23,956,270	$13,333,936	$(1,033,888)	$1,391,496	$37,647,814
2023	$12,525,814	$(2,481,113)	$(2,859,625)	$1,306,073	$8,491,149
2022	$34,153,918	$14,183,571	$(1,966,582)	$1,327,010	$47,697,917
2021	$17,162,219	$6,011,125	$707,262	$1,514,340	$25,394,946
2020	$8,885,442	$(1,693,496)	$409,911	$1,030,467	$8,632,324

PEO Name	Mr. O’Day	Mr. O’Day	Mr. O’Day	Mr. O’Day	Mr. O’Day
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]

(4)	The dollar amounts reported represent the average amount of “compensation actually paid” to the NEOs identified in footnote 3, as computed in accordance with SEC rules. The dollar amounts do not reflect the actual amount of compensation earned by or paid to any NEO during the applicable year. In accordance with SEC rules, the following adjustments were made to average total compensation for the NEOs for each year to determine the compensation actually paid:

Year	Average Reported Summary Compensation Table Total for Other NEOs	Less: Summary Compensation Table Average Reported Value of Equity Awards	Plus: Average Equity Award Adjustments(a)	Equals: Average Compensation Actually Paid to Other NEOs
2024	$7,725,458	$4,828,738	$11,290,250	$14,186,970
2023	$7,588,163	$4,809,225	$2,690,199	$5,469,137
2022	$7,874,828	$4,961,052	$15,268,810	$18,182,586
2021	$6,279,776	$3,625,534	$7,038,936	$9,693,178
2020	$6,616,768	$3,087,064	$2,596,731	$6,126,435
(a)	The amounts deducted or added in calculating the total average equity award adjustments are as follows:

Year	Average Year End Fair Value of Equity Awards Granted During the Year	Year over Year Average Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years	Year over Year Average Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Average Value of Dividend Equivalents Accrued or Other Earnings Paid on Stock Awards Not Otherwise Reflected in Fair Value	Total Average Equity Award Adjustments
2024	$6,878,321	$4,260,282	$(282,467)	$434,114	$11,290,250
2023	$3,955,902	$(789,322)	$(879,498)	$403,117	$2,690,199
2022	$11,751,514	$3,365,229	$(289,102)	$441,169	$15,268,810
2021	$4,989,853	$1,461,574	$271,571	$315,938	$7,038,936
2020	$2,488,166	$(365,446)	$269,145	$204,866	$2,596,731

Peer Group Issuers, Footnote [Text Block]
(6)	The peer group used for this purpose is Nasdaq Biotechnology Index.

O Day [Member]
Awards Close in Time to MNPI Disclosures [Table]
Awards Close in Time to MNPI Disclosures, Individual Name						Daniel P. O’Day
Award Underlying Securities Amount | shares						279,130
Award Exercise Price | $ / shares						$ 75.12
Award Grant Date Fair Value | $						$ 4,125,011
Underlying Security Market Price Change, Percent						(0.0296)
Dickinson [Member]
Awards Close in Time to MNPI Disclosures [Table]
Awards Close in Time to MNPI Disclosures, Individual Name						Andrew D. Dickinson
Award Underlying Securities Amount | shares						87,970
Award Exercise Price | $ / shares						$ 75.12
Award Grant Date Fair Value | $						$ 1,300,029
Underlying Security Market Price Change, Percent						(0.0296)
Mercier [Member]
Awards Close in Time to MNPI Disclosures [Table]
Awards Close in Time to MNPI Disclosures, Individual Name						Johanna Mercier
Award Underlying Securities Amount | shares						87,970
Award Exercise Price | $ / shares						$ 75.12
Award Grant Date Fair Value | $						$ 1,300,029
Underlying Security Market Price Change, Percent						(0.0296)
Parsey [Member]
Awards Close in Time to MNPI Disclosures [Table]
Awards Close in Time to MNPI Disclosures, Individual Name						Merdad V. Parsey, M.D., Ph.D.
Award Underlying Securities Amount | shares						89,660
Award Exercise Price | $ / shares						$ 75.12
Award Grant Date Fair Value | $						$ 1,325,004
Underlying Security Market Price Change, Percent						(0.0296)
Telman [Member]
Awards Close in Time to MNPI Disclosures [Table]
Awards Close in Time to MNPI Disclosures, Individual Name						Deborah H. Telman
Award Underlying Securities Amount | shares						54,980
Award Exercise Price | $ / shares						$ 75.12
Award Grant Date Fair Value | $						$ 812,500
Underlying Security Market Price Change, Percent						(0.0296)